GOODWILL (Details) - ARS ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
GOODWILL
Total goodwill	$ 3,372,692	$ 3,362,152	$ 3,355,071
Argentina
GOODWILL
Total goodwill	3,348,649	3,343,727
Abroad business
GOODWILL
Total goodwill	$ 24,043	$ 18,425